Consolidating Condensed Financial Information	12 Months Ended
Dec. 31, 2017
Condensed Consolidating Financial Information [Abstract]
Consolidating Condensed Financial Information

Note 19. Consolidating Condensed Financial Information

Certain of our wholly-owned subsidiaries have fully and unconditionally guaranteed on a joint and several basis, the payment of all obligations under our 7% Senior Notes, 6% Senior Notes and New Credit Facility.

The following wholly-owned subsidiaries of the Company are guarantors, on a joint and several basis, under the 7% Senior Notes, 6% Senior Notes and New Credit Facility: Isle of Capri Casinos LLC; Eldorado Holdco LLC; Eldorado Resorts LLC; Eldorado Shreveport 1 LLC; Eldorado Shreveport 2 LLC; Eldorado Casino Shreveport Joint Venture; MTR Gaming Group Inc.; Mountaineer Park Inc.; Presque Isle Downs Inc.; Scioto Downs Inc.; Eldorado Limited Liability Company; Circus and Eldorado Joint Venture, LLC; CC Reno LLC; CCR Newco LLC; Black Hawk Holdings, L.L.C.; IC Holdings Colorado, Inc.; CCSC/Blackhawk, Inc.; IOC-Black Hawk Distribution Company, LLC; IOC-Black Hawk County, Inc.; Isle of Capri Bettendorf, L.C.; PPI, Inc.; Pompano Park Holdings LLC; IOC-Lula, Inc.; IOC-Kansas City, Inc.; IOC-Boonville, Inc.; IOC-Caruthersville, LLC; IOC Cape Girardeau, LLC; IOC-Vicksburg, Inc.; IOC-Vicksburg, L.L.C.; Rainbow Casino-Vicksburg Partnership, L.P.; IOC Holdings L.L.C. and St. Charles Gaming Company, L.L.C. Each of the subsidiaries’ guarantees is joint and several with the guarantees of the other subsidiaries.

The consolidating condensed balance sheet as of December 31, 2017 is as follows:

Balance Sheet	Eldorado Resorts, Inc. (Parent Obligor)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Entries	Eldorado Resorts, Inc. Consolidated
Current assets	$27,572	$201,321	$22,139	$—	$251,032
Intercompany receivables	274,147	—	34,493	(308,640)	—
Investments in subsidiaries	2,437,287	—	—	(2,437,287)	—
Property and equipment, net	12,042	1,483,473	7,302	—	1,502,817
Other assets	37,459	1,764,291	27,282	(36,409)	1,792,623
Total assets	$2,788,507	$3,449,085	$91,216	$(2,782,336)	$3,546,472

Current liabilities	$28,677	$169,348	$25,726	$—	$223,751
Intercompany payables	—	308,640	—	(308,640)	—
Long-term debt, less current maturities	1,814,185	350,000	25,393	—	2,189,578
Deferred income tax liabilities	—	199,376	—	(36,409)	162,967
Other accrued liabilities	4,127	19,624	4,828	—	28,579
Stockholders’ equity	941,518	2,402,097	35,269	(2,437,287)	941,597
Total liabilities and stockholders’ equity	$2,788,507	$3,449,085	$91,216	$(2,782,336)	$3,546,472

The consolidating condensed balance sheet as of December 31, 2016 is as follows:

Balance Sheet	Eldorado Resorts, Inc. (Parent Obligor)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Entries	Eldorado Resorts, Inc. Consolidated
Current assets	$1,860	$99,494	$399	$—	$101,753
Intercompany receivables	371,765	—	1,186	(372,951)	—
Investments in subsidiaries	297,223	—	—	(297,223)	—
Property and equipment, net	1,965	610,377	—	—	612,342
Other assets	55,158	572,448	11	(47,668)	579,949
Total assets	$727,971	$1,282,319	$1,596	$(717,842)	$1,294,044

Current liabilities	$11,381	$94,499	$16	$—	$105,896
Intercompany payables	—	372,951	—	(372,951)	—
Long-term debt, less current maturities	420,633	375,248	—	—	795,881
Deferred income tax liabilities	—	136,679	—	(47,668)	89,011
Other accrued liabilities	—	7,287	—	—	7,287
Stockholders’ equity	295,957	295,655	1,580	(297,223)	295,969
Total liabilities and stockholders’ equity	$727,971	$1,282,319	$1,596	$(717,842)	$1,294,044

The consolidating condensed statements of income for the year ended December 31, 2017 is as follows:

Statements of Income:

	Eldorado Resorts, Inc. (Parent Obligor)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Entries	Eldorado Resorts, Inc. Consolidated
Revenues:
Gaming and pari-mutuel commissions	$—	$1,076,957	$22,070	$—	$1,099,027
Non-gaming	—	374,246	7,525	—	381,771
Net revenues	—	1,451,203	29,595	—	1,480,798

Operating expenses:
Gaming and pari-mutuel commissions	—	546,207	14,882	—	561,089
Non-gaming	—	250,160	2,419	—	252,579
Marketing and promotions	—	80,893	2,281	—	83,174
General and administrative	—	235,905	5,132	—	241,037
Corporate	31,620	(4,318)	3,437	—	30,739
Impairment charges	—	38,016	—	—	38,016
Management fee	(31,620)	31,620	—	—	—
Depreciation and amortization	1,030	104,454	407	—	105,891
Total operating expenses	1,030	1,282,937	28,558	—	1,312,525

Loss on sale of asset or disposal of property and equipment	(20)	(299)	—	—	(319)
Proceeds from terminated sale	—	20,000	—	—	20,000
Transaction expenses	(70,865)	(21,912)	—	—	(92,777)
Equity in loss of unconsolidated affiliate	—	(367)	—	—	(367)
Operating (loss) income	(71,915)	165,688	1,037	—	94,810

Interest expense, net	(73,448)	(25,221)	(1,100)	—	(99,769)
Loss on early retirement of debt, net	(38,430)	—	—	—	(38,430)
Subsidiary income (loss)	205,251	—	—	(205,251)	—
(Loss) income before income taxes	21,458	140,467	(63)	(205,251)	(43,389)
Income tax benefit (provision)	51,922	69,787	(4,940)	—	116,769
Net income (loss)	$73,380	$210,254	$(5,003)	$(205,251)	$73,380

The consolidating condensed statements of income for the year ended December 31, 2016 is as follows:

Statements of Income:

	Eldorado Resorts, Inc. (Parent Obligor)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Entries	Eldorado Resorts, Inc. Consolidated
Revenues:
Gaming and pari-mutuel commissions	$—	$599,750	$265	$—	$600,015
Non-gaming	—	300,360	90	—	300,450
Net revenues	—	900,110	355	—	900,465

Operating expenses:
Gaming and pari-mutuel commissions	—	352,220	—	—	352,220
Non-gaming	—	194,586	—	—	194,586
Marketing and promotions	—	40,886	4	—	40,890
General and administrative	—	130,720	—	—	130,720
Corporate	19,560	320	—	—	19,880
Management fee	(19,841)	19,841	—	—	—
Depreciation and amortization	454	62,995	—	—	63,449
Total operating expenses	173	801,568	4	—	801,745

Loss on sale of asset or disposal of property and equipment	—	(836)	—	—	(836)
Transaction expenses	(9,184)	—	—	—	(9,184)
Operating (loss) income	(9,357)	97,706	351	—	88,700

Interest expense, net	(24,562)	(26,355)	—	—	(50,917)
Loss on early retirement of debt, net	(155)	—	—	—	(155)
Subsidiary income (loss)	45,372	—	—	(45,372)	—
Income (loss) before income taxes	11,298	71,351	351	(45,372)	37,628
Income tax benefit (provision)	13,229	(26,207)	(123)	—	(13,101)
Net income (loss)	$24,527	$45,144	$228	$(45,372)	$24,527

The consolidating condensed statements of income for the year ended December 31, 2015 is as follows:

Statements of Income:

	Eldorado Resorts, Inc. (Parent Obligor)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Entries	Eldorado Resorts, Inc. Consolidated
Revenues:
Gaming and pari-mutuel commissions	$—	$551,339	$261	$—	$551,600
Non-gaming	—	172,745	—	—	172,745
Net revenues	—	724,084	261	—	724,345

Operating expenses:
Gaming and pari-mutuel commissions	—	330,589	—	—	330,589
Non-gaming	—	120,035	—	—	120,035
Marketing and promotions	—	31,349	7	—	31,356
General and administrative	—	97,356	—	—	97,356
Corporate	13,738	2,731	—	—	16,469
Management fee	(13,760)	13,760	—	—	—
Depreciation and amortization	369	56,552	—	—	56,921
Total operating expenses	347	652,372	7	—	652,726

Loss on sale of asset or disposal of property and equipment	—	(6)	—	—	(6)
Transaction expenses	(2,368)	(84)	—	—	(2,452)
Equity in loss of unconsolidated affiliate	—	3,460	—	—	3,460
Operating (loss) income	(2,715)	75,082	254	—	72,621

Interest expense, net	(10,613)	(50,945)	—	—	(61,558)
Loss on early retirement of debt, net	(1,855)	(82)	—	—	(1,937)
Gain on valuation of unconsolidated affiliate	—	35,582	—	—	35,582
Subsidiary income (loss)	86,145	—	—	(86,145)	—
Income (loss) before income taxes	70,962	59,637	254	(86,145)	44,708
Income tax benefit	43,284	26,329	(75)	—	69,538
Net income (loss)	$114,246	$85,966	$179	$(86,145)	$114,246

The consolidating condensed statement of cash flows for the year ended December 31, 2017 is as follows:

Statement of Cash Flows

	Eldorado Resorts, Inc. (Parent Obligor)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Entries	Eldorado Resorts, Inc. Consolidated
Net cash (used in) provided by operating activities	$(44,737)	$170,553	$4,070	$—	$129,886
INVESTING ACTIVITIES:
Purchase of property and equipment, net	(11,073)	(70,810)	(1,639)	—	(83,522)
Reimbursement of capital expenditures from West Virginia regulatory authorities	—	361	—	—	361
Proceeds from sale of property and equipment	—	135	—	—	135
Net cash (used in) provided by business combinations	(1,355,370)	37,103	5,216	—	(1,313,051)
Investment in and loans to unconsolidated affiliate	—	(604)	—	—	(604)
Net cash (used in) provided by investing activities	(1,366,443)	(33,815)	3,577	—	(1,396,681)
FINANCING ACTIVITIES:
Proceeds from issuance of New Term Loan	1,450,000	—	—	—	1,450,000
Proceeds from issuance of 6% Senior Notes	875,000	—	—	—	875,000
Proceeds from issuance of New Revolving Credit Facility	166,953	—	—	—	166,953
Payments on Term Loan	(1,062)	—	—	—	(1,062)
Payments on New Term Loan	(493,250)	—	—	—	(493,250)
Payments under New Revolving Credit Facility	(166,953)	—	—	—	(166,953)
Borrowings under Prior Revolving Credit Facility	41,000	—	—	—	41,000
Payments under Prior Revolving Credit Facility	(29,000)	—	—	—	(29,000)
Retirement of Term Loan	(417,563)	—	—	—	(417,563)
Retirement of Prior Revolving Credit Facility	(41,000)	—	—	—	(41,000)
Debt premium proceeds	27,500	—	—	—	27,500
Net proceeds from (payments to) related parties	72,011	(79,634)	7,623	—	—
Payment of other long-term obligation	(43)	—	—	—	(43)
Payments on capital leases	—	(318)	(172)	—	(490)
Debt issuance costs	(51,526)	—	—	—	(51,526)
Taxes paid related to net share settlement of equity awards	(11,365)	—	—	—	(11,365)
Proceeds from exercise of stock options	2,900	—	—	—	2,900
Net cash provided by (used in) financing activities	1,423,602	(79,952)	7,451	—	1,351,101
INCREASE IN CASH AND CASH EQUIVALENTS	12,422	56,786	15,098	—	84,306
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,409	61,633	401	—	63,443
CASH AND CASH EQUIVALENTS, END OF YEAR	$13,831	$118,419	$15,499	$—	$147,749

RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO AMOUNTS REPORTED WITHIN THE CONDENSED CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents	$13,202	$114,925	$6,469	$—	$134,596
Restricted cash	629	2,495	143	—	3,267
Restricted cash included in other noncurrent assets	—	999	8,887	—	9,886
Total cash, cash equivalents and restricted cash	$13,831	$118,419	$15,499	$—	$147,749

The consolidating condensed statement of cash flows for the year ended December 31, 2016 is as follows:

Statement of Cash Flows

	Eldorado Resorts, Inc. (Parent Obligor)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Entries	Eldorado Resorts, Inc. Consolidated
Net cash (used in) provided by operating activities	$(16,321)	$110,933	$101	$—	$94,713
INVESTING ACTIVITIES:
Purchase of property and equipment, net	133	(47,512)	(1)	—	(47,380)
Reimbursement of capital expenditures from West Virginia regulatory authorities	—	4,207	—	—	4,207
Proceeds from sale of property and equipment	—	1,560	—	—	1,560
(Increase) Decrease in other assets, net	(16)	675	—	—	659
Net cash used in business combinations	—	(194)	—	—	(194)
Net cash provided by (used in) investing activities	117	(41,264)	(1)	—	(41,148)
FINANCING ACTIVITIES:
Proceeds from long-term debt borrowings	(4,250)	—	—	—	(4,250)
Borrowings under Prior Revolving Credit Facility	73,000	—	—	—	73,000
Payments under Prior Revolving Credit Facility	(137,500)	—	—	—	(137,500)
Principal payments on capital leases	—	(274)	—	—	(274)
Debt issuance costs	(4,288)	—	—	—	(4,288)
Net proceeds from (payments to) related parties	90,353	(90,486)	133	—	—
Taxes paid related to net share settlement of equity awards	(744)	—	—	—	(744)
Proceeds from exercise of stock options	385	—	—	—	385
Net cash provided by (used in) financing activities	16,956	(90,760)	133	—	(73,671)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	752	(21,091)	233	—	(20,106)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	657	82,724	168	—	83,549
CASH AND CASH EQUIVALENTS, END OF YEAR	$1,409	$61,633	$401	$—	$63,443

RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO AMOUNTS REPORTED WITHIN THE CONDENSED CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents	$811	$59,817	$401	$—	$61,029
Restricted cash	598	1,816	—	—	2,414
Total cash, cash equivalents and restricted cash	$1,409	$61,633	$401	$—	$63,443

The consolidating condensed statement of cash flows for the year ended December 31, 2015 is as follows:

Statement of Cash Flows

	Eldorado Resorts, Inc. (Parent Obligor)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating and Eliminating Entries	Eldorado Resorts, Inc. Consolidated
Net cash (used in) provided by operating activities	$(2,951)	$58,783	$172	$—	$56,004
INVESTING ACTIVITIES:
Purchase of property and equipment, net	(2,922)	(33,840)	—	—	(36,762)
Reimbursement of capital expenditures from West Virginia regulatory authorities	—	1,266	—	—	1,266
Investment in unconsolidated affiliate	—	(1,010)	—	—	(1,010)
Proceeds from sale of property and equipment	—	153	—	—	153
(Increase) Decrease in other assets, net	(89)	204	—	—	115
Net cash used in business combinations	(18,394)	(106,374)	—	—	(124,768)
Net cash used in by investing activities	(21,405)	(139,601)	—	—	(161,006)
FINANCING ACTIVITIES:
Proceeds from long-term debt borrowings	800,000	—	—	—	800,000
Borrowings under Prior Revolving Credit Facility	131,000	—	—	—	131,000
Payments under Prior Revolving Credit Facility	(37,500)	—	—	—	(37,500)
Principal payments under 7% Senior Notes	(2,125)	—	—	—	(2,125)
Retirement of long-term debt	(728,664)	—	—	—	(728,664)
Principal payments on capital leases	—	(88)	—	—	(88)
Debt issuance costs	(25,820)	—	—	—	(25,820)
Call premium on early retirement of debt	(44,090)	—	—	—	(44,090)
Net (payments to) proceeds from related parties	(67,788)	68,511	(723)	—	—
Net cash provided by (used in) financing activities	25,013	68,423	(723)	—	92,713
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	657	(12,395)	(551)	—	(12,289)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	95,119	719	—	95,838
CASH AND CASH EQUIVALENTS, END OF YEAR	$657	$82,724	$168	$—	$83,549

RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO AMOUNTS REPORTED WITHIN THE CONDENSED CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents	$657	$77,453	$168	$—	$78,278
Restricted cash	—	5,271	—	—	5,271
Total cash, cash equivalents and restricted cash	$657	$82,724	$168	$—	$83,549